Trade and other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	[1]	$ 28,750	$ 20,549
Sales tax and other receivables		9,944	11,343
Total		$ 38,694	$ 31,892

[1]	Trade receivables exclude sales and income tax receivables.